Intangible Assets	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

4. INTANGIBLE ASSETS

Intangible assets consisted of the following:

	December 31, 2013	March 31, 2013
Hydrogen On Demand Intellectual Property	$650,000	$650,000
D2 Hydrogen Technology Intellectual Property	350,000	350,000
Other	1,000	1,000

Subtotal	1,001,000	1,001,000
Less: accumulated amortization	(211,250)	(162,500)

Total intangible assets, net	$789,750	$838,500

In January 2009 and April 2011, the Company entered into agreements and obtained Hydrogen On Demand Technology. This intellectual property was valued at $650,000, based on the par value of the shares of common stock issued of $20,000 and $630,000 cash paid by the Company. The Company amortizes the cost over the estimated useful life of 10 years.

On July 5, 2011, the Company entered into an agreement where the Company paid $350,000 to acquire a license to use D2 Hydrogen Technology from an inventor. As of the date of this report, the Company considered that this license has an indefinite life because the underlying product is still under the Company’s current development. The Company will start to record amortization of this license once the research and development efforts are completed.

For the nine months ended December 31, 2013 and 2012, amortization expense recorded by the Company on the intangible assets was $48,750.

4. INTANGIBLE ASSETS

Intangible assets consisted of the following:

	March 31, 2013	March 31, 2012
Hydrogen On Demand Intellectual Property	$650,000	$650,000
D2 Hydrogen Technology Intellectual Property	350,000	350,000
Other	1,000	1,000

Subtotal	1,001,000	1,001,000
Less: accumulated amortization	(162,500)	(97,500)

Total intangible assets, net	$838,500	$903,500

In January 2009 and April 2011, the Company entered into agreements and obtained Hydrogen On Demand Technology. This intellectual property was valued at $650,000, based on the par value of the shares of common stock issued of $20,000 and $630,000 cash paid by the Company. The Company amortizes the cost over the estimated useful life of 10 years.

On July 5, 2011, the Company entered into an agreement where the Company paid $350,000 to acquire a license to use D2 Hydrogen Technology from an inventor. As of the date of this report, the Company considered that this license has an indefinite life because the underlying product is still under the Company’s current development. The Company will start to record amortization of this license once the research and development efforts are completed.

For the years ended March 31, 2013 and 2012, amortization expense recorded by the Company on the intangible assets was $65,000.